PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Property, plant and equipment	$ 7,648,183		$ 7,174,693	$ 7,034,299
Property, Plant and Equipment by right of use	284,379	$ 324,337	0
Total	$ 7,932,562		$ 7,174,693